Long-term investments (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 25, 2016 CNY (¥)	Jan. 22, 2016 USD ($) shares	Jan. 22, 2016 CNY (¥) shares	Jan. 26, 2015 shares	Aug. 31, 2016 CNY (¥)	Feb. 29, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Sep. 08, 2016 entity
Long-term investments
Balance at the beginning of the year								¥ 32,468
Additions								130,866
Share of income							$ 353	2,452
Disposal of an investment								(32,468)
Changes from consolidation to cost method								10,381
Converted to equity from convertible loan								372,000
Balance at the end of the year							74,276	515,699	¥ 32,468
Cost method investments
Shares purchased (in shares) | shares		2,000,000	2,000,000
Proceeds from investment sold							5,725	39,751
Disposal gain recognized	¥ 7,308						1,058	7,348
Cash consideration to acquire investment							$ 72,408	502,726	30,690
Number of main operating entities | entity										2
Impairments recorded for the investment								0	0
Series AA Preferred Shares in an online retailer in United States
Cost method investments
Shares purchased (in shares) | shares				714,286
Disposal gain recognized						¥ 7,348
Venture capital fund ("Fund") | General Partner ("GP")
Equity method investment
Equity interest (as a percentage)					14.00%
Cash consideration for equity method investment					¥ 140
Venture capital fund ("Fund") | Limited partner
Equity method investment
Equity interest (as a percentage)					33.34%
Cash consideration for equity method investment					¥ 26,670
Cost Method
Long-term investments
Balance at the beginning of the year								32,468
Additions								104,056
Disposal of an investment								(32,468)
Changes from consolidation to cost method								10,381
Converted to equity from convertible loan								372,000
Balance at the end of the year								486,437	¥ 32,468
Cost method investments
Cash consideration to acquire investment		$ 15,000	¥ 104,056
Cost Method | Series AA Preferred Shares in an online retailer in United States
Cost method investments
Proceeds from investment sold						¥ 39,751
Equity Method
Long-term investments
Additions								26,810
Share of income								2,452
Balance at the end of the year								¥ 29,262